CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Class R6 of Neuberger Berman International Equity Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (“Amendment No. 171”) and (b) that Amendment No. 171 was filed electronically.

Dated:	August 27, 2013	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary